Segmented information	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Disclosure of operating segments [abstract]
Segmented information [Text Block]

22.  Segmented information

KWESST's Executive Chairman has been identified as the chief operating decision maker. The Executive Chairman evaluates the performance of the Company and allocates resources based on the information provided by KWESST's internal management system at a consolidated level. KWESST has determined that it has only one operating segment.

Geographic information

The following table presents external revenue on a geographic basis:

	Nine months ended September 30, 2020	Twelve months ended December 31, 2019

United States	$835,097	$472,749
Canada	26,820	36,399
	$861,917	$509,148

All of KWESST's property and equipment are located in Canada, including the right-of-use assets.

Concentration of customers information

For the nine months ended September 30, 2020, two customers accounted for the revenue based in the United States. For the twelve months ended December ended December 31, 2019, one customer accounted for the revenues based in United States.

24.  Segmented information

Our Executive Chairman has been identified as the chief operating decision maker. Our Executive Chairman evaluates the performance of KWESST and allocates resources based on the information provided by our internal management system at a consolidated level. We have determined that we have only one operating segment.

At September 30, 2022 and 2021, all of our property and equipment are located in Canada, including the right-of-use assets.